Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noninterest income
Other-than-temporary impairment losses on debt securities available for sale in earnings	$ 423	$ 672	$ 1,012
Total other-than-temporary impairment losses on debt securities available for sale recognized in earnings and other comprehensive income	349	500	2,352
Total recorded directly to OCI for non-credit-related impairment	(74)	(172)	1,340
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	$ 288	$ 268	$ 655